Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions and Balances [Abstract]
Schedule of Remuneration for Key Management Personnel of the Group

The remuneration for key management personnel of the Group, representing the Group’s directors and executive officers is as follows:

	For the fiscal years ended
	March 31,
	2026	2025	2024
	US$’000	US$’000	US$’000
Key management personnel remuneration	585	483	269
		For the fiscal years ended
		March 31,
		2026	2025	2024
		US$’000	US$’000	US$’000
(I)	Transaction with a shareholder
(a)	grant of a loan due to a shareholder	3,491	5,314	-
(b)	repayment of a loan due to a shareholder	(2,888)	(6,362)	-
(c)	interest expense on a loan due to a shareholder	298	351	-

(II)	Transactions with a related company in which a former director of a subsidiary of the Company was a former director
(a)	the lease of office area under lease expenses	-	-	53
(b)	the charge of building and management fee in relation to the lease of office area as mentioned above in (a)	-	-	7
(c)	the recharge of payroll for the secondment of staff personnel	-	-	28
(d)	grant of a loan due to a related company	-	-	6,105
(e)	repayment of a loan due to a related company	-	-	(1,308)
(f)	interest expense on a loan due to a related company	-	-	312
(g)	provision of guarantee on bank borrowings, limited up to	-	-	unlimited
		As of
	Notes	March 31, 2026	March 31, 2025
		US$’000	US$’000
Under current liabilities
Amount due to a shareholder	(a)	(9)	(2)

Under non-current liabilities
Loan due to a shareholder	(b)	(22,310)	(21,567)
(a)	The amount due to a shareholder represents the miscellaneous expenses paid on behalf of the Group, and is non-secured, interest-free and repayable on demand.

(b)	The loan due to a shareholder is non-secured, bearing interest at HIBOR, subject to a cap of 1.5% per annum, and the repayment date of this loan was extended to June 30, 2028.